Loans and Allowance for Credit Losses (Average Recorded Loan Balance and Recognized Interest Income on Impaired Loans by Class) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	¥ 1,231,215	¥ 1,283,207
Recognized interest income	11,893	12,946
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	7,636	7,648
Recognized interest income	113	194
Commercial [Member] | Domestic [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	717,249	796,431
Recognized interest income	5,151	5,846
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	377,319	392,695
Recognized interest income	2,558	2,787
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	13,704	16,393
Recognized interest income	116	162
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	48,253	61,434
Recognized interest income	452	544
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	53,824	51,767
Recognized interest income	390	420
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	160,534	175,516
Recognized interest income	1,248	1,385
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	1,007	1,474
Recognized interest income	3	4
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	15,317	25,854
Recognized interest income	159	246
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	29,515	48,080
Recognized interest income	93	91
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	17,776	23,218
Recognized interest income	132	207
Commercial [Member] | Foreign [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	163,110	153,708
Recognized interest income	1,359	1,598
Residential [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	100,910	108,914
Recognized interest income	700	856
Card [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	65,132	66,762
Recognized interest income	651	857
MUAH [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	84,488	66,505
Recognized interest income	1,025	955
Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	88,624	83,239
Recognized interest income	2,828	2,640
Other [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	4,066
Recognized interest income	¥ 66